Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.65%
Aerospace & Defense–1.71%
Airbus SE (France)(b)	63,334	$8,315,445
Textron, Inc.	88,998	6,212,950
		14,528,395
Agricultural Products–0.30%
Darling Ingredients, Inc.(b)	35,658	2,563,810
Application Software–5.01%
DocuSign, Inc.(b)	37,631	9,687,348
HubSpot, Inc.(b)	3,301	2,231,773
Paycom Software, Inc.(b)	12,025	5,961,394
RingCentral, Inc., Class A(b)	32,658	7,103,115
salesforce.com, inc.(b)	36,654	9,941,298
Synopsys, Inc.(b)	22,298	6,676,244
Unity Software, Inc.(b)(c)	8,288	1,046,360
		42,647,532
Asset Management & Custody Banks–3.30%
Apollo Global Management, Inc.(c)	276,553	17,032,899
KKR & Co., Inc., Class A	182,285	11,097,511
		28,130,410
Automobile Manufacturers–0.64%
General Motors Co.(b)	103,280	5,443,889
Automotive Retail–0.30%
CarMax, Inc.(b)	19,978	2,556,385
Biotechnology–1.16%
Alnylam Pharmaceuticals, Inc.(b)	6,669	1,259,174
BeiGene Ltd., ADR (China)(b)(c)	9,673	3,511,299
C4 Therapeutics, Inc.(b)	16,315	728,954
Kura Oncology, Inc.(b)	116,401	2,180,191
Ultragenyx Pharmaceutical, Inc.(b)	24,514	2,210,917
		9,890,535
Casinos & Gaming–2.67%
Caesars Entertainment, Inc.(b)	75,004	8,421,449
Penn National Gaming, Inc.(b)(c)	197,477	14,309,184
		22,730,633
Construction Machinery & Heavy Trucks–0.47%
Oshkosh Corp.	38,947	3,987,004
Consumer Electronics–1.22%
Sony Group Corp. (Japan)	93,700	10,434,566
Copper–1.43%
Freeport-McMoRan, Inc.	373,172	12,139,285
Data Processing & Outsourced Services–7.56%
Adyen N.V. (Netherlands)(b)(d)	1,300	3,614,729
PayPal Holdings, Inc.(b)	86,527	22,515,191
Square, Inc., Class A(b)	76,459	18,337,926
StoneCo Ltd., Class A (Brazil)(b)	55,690	1,933,557
Visa, Inc., Class A	80,624	17,958,996
		64,360,399
Shares		Value
Diversified Support Services–0.36%
Cintas Corp.	8,081	$3,076,113
Electrical Components & Equipment–0.50%
ABB Ltd., ADR (Switzerland)	127,724	4,260,873
Electronic Equipment & Instruments–1.22%
Teledyne Technologies, Inc.(b)	24,221	10,404,857
Environmental & Facilities Services–0.12%
GFL Environmental, Inc. (Canada)(c)	27,756	1,031,135
Financial Exchanges & Data–0.24%
MSCI, Inc.	1,414	860,193
S&P Global, Inc.	2,815	1,196,065
		2,056,258
Food Distributors–0.99%
US Foods Holding Corp.(b)	242,145	8,392,746
Health Care Equipment–3.05%
DexCom, Inc.(b)	9,703	5,306,183
Intuitive Surgical, Inc.(b)	9,115	9,061,677
Shockwave Medical, Inc.(b)	32,229	6,635,306
Teleflex, Inc.	10,944	4,120,963
Zimmer Biomet Holdings, Inc.	5,572	815,518
		25,939,647
Health Care Supplies–1.37%
Align Technology, Inc.(b)	7,629	5,076,565
Cooper Cos., Inc. (The)	15,961	6,596,841
		11,673,406
Home Improvement Retail–2.33%
Lowe’s Cos., Inc.	97,836	19,847,011
Hotels, Resorts & Cruise Lines–2.41%
Booking Holdings, Inc.(b)	7,672	18,212,331
Travel + Leisure Co.	41,912	2,285,461
		20,497,792
Industrial Conglomerates–0.32%
Roper Technologies, Inc.	6,050	2,699,086
Integrated Oil & Gas–0.72%
Occidental Petroleum Corp.	207,678	6,143,115
Interactive Home Entertainment–3.67%
Activision Blizzard, Inc.	66,244	5,126,623
Electronic Arts, Inc.	95,998	13,655,716
Nintendo Co. Ltd. (Japan)	15,400	7,491,467
Sea Ltd., ADR (Taiwan)(b)	15,453	4,925,335
		31,199,141
Interactive Media & Services–10.17%
Alphabet, Inc., Class A(b)	13,874	37,092,416
Facebook, Inc., Class A(b)	130,214	44,193,329
ZoomInfo Technologies, Inc., Class A(b)	85,845	5,252,856
		86,538,601

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–10.51%
Alibaba Group Holding Ltd., ADR (China)(b)	14,468	$2,141,987
Amazon.com, Inc.(b)	18,069	59,357,388
Farfetch Ltd., Class A (United Kingdom)(b)	294,408	11,034,412
HelloFresh SE (Germany)(b)	120,630	11,167,956
MercadoLibre, Inc. (Argentina)(b)	3,416	5,736,831
		89,438,574
Internet Services & Infrastructure–1.89%
Shopify, Inc., Class A (Canada)(b)	4,101	5,560,054
Snowflake, Inc., Class A(b)	11,016	3,331,569
Twilio, Inc., Class A(b)	22,457	7,164,906
		16,056,529
Life Sciences Tools & Services–2.86%
10X Genomics, Inc., Class A(b)	13,144	1,913,504
Avantor, Inc.(b)	307,506	12,576,995
IQVIA Holdings, Inc.(b)	41,016	9,824,973
		24,315,472
Managed Health Care–0.17%
UnitedHealth Group, Inc.	3,640	1,422,294
Movies & Entertainment–0.36%
Netflix, Inc.(b)	5,044	3,078,555
Oil & Gas Equipment & Services–1.48%
Baker Hughes Co., Class A	508,698	12,580,102
Oil & Gas Exploration & Production–1.26%
APA Corp.	289,191	6,197,363
Devon Energy Corp.	126,654	4,497,484
		10,694,847
Pharmaceuticals–1.58%
Reata Pharmaceuticals, Inc., Class A(b)(c)	133,532	13,434,655
Semiconductor Equipment–3.01%
Applied Materials, Inc.	133,032	17,125,210
ASML Holding N.V., New York Shares (Netherlands)	11,375	8,475,626
		25,600,836
Semiconductors–5.69%
Monolithic Power Systems, Inc.	14,880	7,212,038
NVIDIA Corp.	114,693	23,759,802
QUALCOMM, Inc.	134,972	17,408,689
		48,380,529
Systems Software–11.47%
Crowdstrike Holdings, Inc., Class A(b)	23,200	5,702,096
Microsoft Corp.	153,962	43,404,967
Shares		Value
Systems Software–(continued)
Palo Alto Networks, Inc.(b)	46,337	$22,195,423
ServiceNow, Inc.(b)	30,520	18,991,680
Zscaler, Inc.(b)	27,694	7,261,921
		97,556,087
Technology Hardware, Storage & Peripherals–2.44%
Apple, Inc.	146,504	20,730,316
Tobacco–0.70%
Philip Morris International, Inc.	63,135	5,984,567
Trading Companies & Distributors–1.42%
Fastenal Co.	76,833	3,965,351
United Rentals, Inc.(b)	23,058	8,091,744
		12,057,095
Trucking–1.57%
Knight-Swift Transportation Holdings, Inc.	88,864	4,545,393
Lyft, Inc., Class A(b)	164,198	8,799,371
		13,344,764
Total Common Stocks & Other Equity Interests (Cost $438,686,267)		847,847,846

Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	941,759	941,759
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	672,389	672,658
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,076,296	1,076,296
Total Money Market Funds (Cost $2,690,713)		2,690,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $441,376,980)		850,538,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.74%
Invesco Private Government Fund, 0.02%(e)(f)(g)	12,089,342	12,089,342
Invesco Private Prime Fund, 0.11%(e)(f)(g)	28,197,185	28,208,464
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,297,806)		40,297,806
TOTAL INVESTMENTS IN SECURITIES–104.71% (Cost $481,674,786)		890,836,365
OTHER ASSETS LESS LIABILITIES—(4.71)%		(40,049,849)
NET ASSETS–100.00%		$850,786,516
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$339,535	$32,657,341	$(32,055,117)	$-	$-	$941,759	$120
Invesco Liquid Assets Portfolio, Institutional Class	241,150	23,180,177	(22,748,693)	-	24	672,658	54
Invesco Treasury Portfolio, Institutional Class	388,040	37,322,675	(36,634,419)	-	-	1,076,296	50
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,232,586	67,567,865	(57,711,109)	-	-	12,089,342	661*
Invesco Private Prime Fund	3,348,878	126,730,270	(101,871,168)	-	484	28,208,464	8,897*
Total	$6,550,189	$287,458,328	$(251,020,506)	$-	$508	$42,988,519	$9,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$806,823,683	$41,024,163	$—	$847,847,846
Money Market Funds	2,690,713	40,297,806	—	42,988,519
Total Investments	$809,514,396	$81,321,969	$—	$890,836,365
Invesco V.I. American Franchise Fund